Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes
(8)	Income Taxes

Components of income (loss) before income taxes and income taxes attributable to continuing operations are as follows:

	Yen (millions)
	2011
	Domestic	Foreign	Total
Income before income taxes	270,001	162,200	432,201
Income taxes:
Current tax expense	75,979	49,144	125,123
Deferred tax expense (benefit)	14,511	(10,559)	3,952

	90,490	38,585	129,075

	Yen (millions)
	2010
	Domestic	Foreign	Total
Income (loss) before income taxes	(16,083)	79,663	63,580
Income taxes:
Current tax expense	60,428	27,103	87,531
Deferred tax expense (benefit)	63,493	(3,053)	60,440

	123,921	24,050	147,971

	Yen (millions)
	2009
	Domestic	Foreign	Total
Income (loss) before income taxes	(315,032)	25,161	(289,871)
Income taxes:
Current tax expense	75,612	25,669	101,281
Deferred tax expense	401,928	2,040	403,968

	477,540	27,709	505,249

Significant components of income tax expense (benefit) attributable to continuing operations and other comprehensive income (loss), net of reclassification adjustments, for the years ended March 31, 2011, 2010 and 2009 are as follows:

	Yen (millions)
	2011	2010	2009
Continuing operations:
Current tax expense	125,123	87,531	101,281
Deferred tax expense (benefit) (exclusive of the effects of other components listed below)	(4,653)	(19,350)	(187,751)
Change in valuation allowance	8,605	79,790	591,719

	129,075	147,971	505,249
Other comprehensive income (loss), net of reclassification adjustments:
Pension liability adjustments	16,119	25,738	(53,171)
Net unrealized holding gain on available-for-sale securities	(4,740)	11,692	(14,915)
Cash flow hedges	647	720	(2,323)

	12,026	38,150	(70,409)

	141,101	186,121	434,840

The Company and its domestic subsidiaries are subject to a national corporate tax of 30%, an inhabitant tax of between 17.3% and 20.7% of the national corporate tax and a combined deductible business tax and special local corporation tax between 3.8% and 10.1%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.6% for the years ended March 31, 2011 and 2010.

The Company and its domestic subsidiaries were subject to a national corporate tax of 30%, an inhabitant tax of between 17.3% and 20.7% of the national corporate tax and a deductible business tax between 3.8% and 10.1%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.6% for the year ended March 31, 2009.

The Company and certain subsidiaries have adopted the consolidated taxation systems. Under the consolidated taxation system in Japan, the Company and certain Japanese subsidiaries consolidated, for Japanese tax purpose, all wholly owned domestic subsidiaries.

Reconciliations between the combined statutory income tax rate and the effective income tax rate as a percentage of income (loss) before income taxes are as follows:

	2011	2010	2009
Combined statutory income tax rate	40.6%	40.6%	(40.6)%
Equity in net loss of affiliated companies	1.9	37.1	22.7
Impairment of investments in affiliated companies	0.0	9.7	1.6
Change in excess amounts over the tax basis of investments in subsidiaries and affiliated companies	(4.2)	(0.9)	(18.3)
Adjustment on sale of investments in subsidiaries and affiliated companies	(5.6)	(0.0)	0.5
Expenses not deductible for tax purposes	3.3	35.6	5.4
Impairment of goodwill	0.4	4.6	3.4
Change in valuation allowance	2.0	125.5	204.1
Difference in statutory tax rates of foreign subsidiaries	(8.8)	(20.8)	(4.0)
Other, net	0.3	1.3	(0.5)

Effective income tax rate	29.9%	232.7%	174.3%

The Company and subsidiaries operate in numerous tax jurisdictions around the world, many of which have statutory tax rates lower than Japan. The favorable differences in tax rates of foreign subsidiaries primarily occur in Asia, including China, Taiwan and Singapore. In particular, a certain subsidiary conducting business in Singapore made a relatively large profit for the year ended March 31, 2011, resulted in the significant impact on the Company's effective tax rate.

An increase in valuation allowance for the year ended March 31, 2010 related primarily to the addition of certain previously consolidated domestic subsidiaries to the Company's consolidated taxation group when they became wholly-owned during the year ended March 31, 2010. A valuation allowance was recorded for these subsidiaries' deferred tax assets as the Company concluded that it was not more-likely-than-not that these deferred tax assets would be realized within the consolidated taxation group.

The Company recognized an additional valuation allowance during the year ended March 31, 2009 resulting from the reassessment of the realizability of the beginning of the year deferred tax assets mainly related to the deductible temporary differences associated with retirement benefits and net operating loss carryforwards. The Company concluded that the generation of significant taxable income of the Company and certain subsidiaries was not expected in the near future and therefore increased the valuation allowance related to the deferred tax assets associated with those entities.

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities as of March 31, 2011 and 2010 are presented below:

	Yen (millions)
	2011	2010
Total gross deferred tax assets:
Retirement and severance benefits	399,611	406,838
Accrued expenses	301,603	292,644
Property, plant and equipment, due to differences in depreciation	62,030	63,534
Investment in securities	49,556	68,158
Net operating loss carryforwards	295,487	273,549
Other	218,621	226,134

	1,326,908	1,330,857
Valuation allowance	(1,050,979)	(1,076,848)

	275,929	254,009
Total gross deferred tax liabilities:
Deferred profit on sale of properties	(25,547)	(27,955)
Tax purpose reserves regulated by Japanese tax laws	(6,588)	(6,961)
Other	(92,595)	(79,329)

	(124,730)	(114,245)

Net deferred tax asset	151,199	139,764

Components of deferred tax assets as of March 31, 2011 and 2010 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2011	2010
Prepaid expenses and other current assets	130,733	130,071
Other assets	130,862	114,113
Other current liabilities	(8,526)	(7,317)
Other liabilities	(101,870)	(97,103)

Net deferred tax asset	151,199	139,764

A valuation allowance was recorded against deferred tax assets for deductible temporary differences, net operating loss carryforwards and tax credit carryforwards, taking into account the tax laws of various jurisdictions in which the Company and its subsidiaries operate. The net changes in the total valuation allowance for the years ended March 31, 2011 and 2010 were a decrease of ¥25,869 million and an increase of ¥9,703 million, respectively.

In assessing the realizability of deferred tax assets, management of the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the periods in which these deductible differences become deductible. Although realization is not assured, management considered the scheduled reversals of deferred tax liabilities and projected future taxable income, including the execution of certain available tax strategies if needed, in making this assessment. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2011.

As of March 31, 2011, the Company and various subsidiaries have operating loss carryforwards of ¥758,294 million which are available to offset future taxable income, if any. Operating loss carryforwards of ¥428,230 million expire by March 31, 2016, ¥275,864 million expire by March 31, 2021, and ¥54,200 million expire in various years thereafter or do not expire.

Deferred tax liabilities have not been recognized for excess amounts over the tax basis of investments in foreign subsidiaries that are considered to be reinvested indefinitely, because such differences will not reverse in the foreseeable future and those undistributed earnings, if remitted, generally would not result in material additional Japanese income taxes because of non-taxable dividends from foreign subsidiaries. Determination of such liabilities is not practicable.